Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits, Description [Abstract]
Total expense under employee benefit plans	$ 4.0	$ 3.6	$ 2.5
Company matching contributions	0.2	0.3	$ 0.3
Liability under the defined benefit plans	$ 7.4	$ 8.0